Portfolio of Investments
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 34.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2021-A Class A
08/15/2025	0.880%	19,050,000	19,077,790
Subordinated Series 2021-A Class B
08/15/2025	1.060%	3,250,000	3,254,054
Ally Master Owner Trust
Series 2018-2 Class A
05/15/2023	3.290%	25,950,000	25,974,595
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	5,307,000	5,390,297
Series 2020-2 Class A
12/13/2023	1.650%	947,511	950,571
Series 2021-1 Class A
05/13/2024	0.350%	8,604,011	8,604,144
Series 2021-2 Class A
10/15/2024	0.370%	1,350,000	1,349,925
Subordinated Series 2018-2 Class D
07/10/2024	4.070%	3,935,583	4,014,945
Subordinated Series 2018-4 Class C
01/13/2025	3.970%	1,555,996	1,563,501
Subordinated Series 2019-1 Class D
04/14/2025	3.810%	2,475,000	2,565,279
Subordinated Series 2020-2 Class B
09/13/2024	2.480%	11,100,000	11,267,206
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	4,750,000	4,777,788
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	4,275,000	4,354,427
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class A2A
12/18/2023	0.600%	920,450	921,710
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	17,084,122	17,073,638
Avant Loans Funding Trust(a)
Series 2020-REV1 Class A
05/15/2029	2.170%	7,300,000	7,308,987
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-1A Class A
06/20/2022	2.990%	616,667	618,133
Series 2016-2A Class A
11/20/2022	2.720%	25,000,000	25,199,295
Series 2019-1A Class A
03/20/2023	3.450%	14,720,000	15,018,704
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCC Funding XVII LLC(a)
Subordinated Series 2020-1 Class A2
08/20/2025	0.910%	4,000,000	4,008,967
Carmax Auto Owner Trust
Series 2019-3 Class A3
08/15/2024	2.180%	2,255,000	2,297,166
CarNow Auto Receivables Trust(a)
Series 2021-1A Class A
10/15/2024	0.970%	13,250,000	13,257,588
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	24,400,000	24,375,410
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class B
04/15/2024	2.510%	23,539,000	23,841,784
CCG Receivables Trust(a)
Series 2019-1 Class A2
09/14/2026	2.800%	2,289,879	2,317,475
Series 2019-2 Class A2
03/15/2027	2.110%	2,944,267	2,980,398
Series 2020-1 Class A2
12/14/2027	0.540%	9,898,033	9,913,911
Series 2021-1 Class A2
06/14/2027	0.300%	9,025,000	9,010,093
Chase Auto Credit Linked Notes(a)
Subordinated Series 2020-2 Class B
02/25/2028	0.840%	19,013,244	19,028,069
Subordinated Series 2020-2 Class C
02/25/2028	1.140%	2,942,526	2,944,459
Chase Auto Credit-Linked Notes(a)
Subordinated Series 2020-1 Class B
01/25/2028	0.991%	5,026,629	5,030,817
Chesapeake Funding II LLC(a)
Series 2018-2A Class A1
08/15/2030	3.230%	688,538	697,516
CIG Auto Receivables Trust(a)
Series 2020-1A Class A
10/12/2023	0.680%	5,460,696	5,465,129
CNH Equipment Trust
Series 2018-A Class A4
04/15/2025	3.300%	1,270,000	1,302,440
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	116,415	116,680
Credit Acceptance Auto Loan Trust(a)
Series 2018-3A Class A
08/15/2027	3.550%	3,821,209	3,832,068
Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1A Class A
02/15/2028	3.330%	24,178,541	24,449,234
Series 2020-1A Class A
02/15/2029	2.010%	4,860,000	4,951,775
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	9,025,000	9,024,020
Crossroads Asset Trust(a)
Series 2021-A Class A2
03/20/2024	0.820%	3,500,000	3,502,209
Dell Equipment Finance Trust(a)
Series 2020-1 Class A2
06/22/2022	2.260%	11,689,605	11,799,979
Dext ABS LLC(a)
Series 2020-1 Class A
02/16/2027	1.460%	18,183,283	18,234,718
Discover Card Execution Note Trust
Series 2019-A1 Class A1
07/15/2024	3.040%	3,350,000	3,417,274
DLL LLC(a)
Series 2018-ST2 Class A3
01/20/2022	3.460%	16,223	16,245
Series 2018-ST2 Class A4
06/20/2024	3.590%	28,077,000	28,329,811
Series 2019-DA1 Class A3
04/20/2023	2.890%	8,502,680	8,593,907
Series 2019-MT3 Class A2
01/20/2022	2.130%	1,355,057	1,356,440
Series 2019-MT3 Class A3
02/21/2023	2.080%	50,491,000	50,951,973
DLL Securitization Trust(a)
Series 2017-A Class A4
11/17/2025	2.430%	601,227	603,848
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	2,240,652	2,247,161
Series 2019-2 Class C
06/16/2025	3.420%	700,000	713,598
Series 2020-2 Class A2A
07/17/2023	0.850%	1,029,006	1,030,037
Subordinated Series 2018-1 Class D
05/15/2024	3.810%	2,402,401	2,442,196
Subordinated Series 2018-3 Class D
09/16/2024	4.300%	7,682,863	7,866,957
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	6,825,000	7,020,112
Subordinated Series 2020-1 Class B
07/15/2024	2.080%	15,000,000	15,141,921
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Series 2017-3A Class E
08/15/2024	5.600%	5,105,000	5,205,487
Series 2019-3A Class B
05/15/2023	2.600%	2,431,614	2,439,532
Series 2019-3A Class C
04/15/2025	2.740%	8,900,000	9,030,736
Series 2020-1A Class A
09/15/2023	1.940%	2,097,001	2,104,578
Series 2020-2A Class B
03/16/2026	2.080%	2,500,000	2,544,107
Series 2020-2A Class C
03/16/2026	3.280%	3,000,000	3,138,863
Series 2020-3A Class A
04/15/2024	0.540%	3,754,035	3,759,292
Series 2021-1A Class A
01/15/2025	0.350%	5,361,914	5,363,081
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	9,857,361	9,921,894
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	12,000,000	12,231,062
Enterprise Fleet Financing LLC(a)
Series 2017-3 Class A3
05/20/2023	2.360%	2,674,026	2,683,395
Series 2019-1 Class A2
10/20/2024	2.980%	8,014,287	8,092,513
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	12,900,000	13,080,921
Series 2020-2A Class A
08/15/2023	1.130%	682,785	683,993
Series 2020-2A Class B
07/15/2024	2.080%	4,000,000	4,044,602
Subordinated Series 2018-4A Class C
09/15/2023	3.970%	8,199,450	8,259,080
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	5,338,591	5,338,430
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	3,175,182	3,173,148
Ford Credit Auto Lease Trust
Series 2019-A Class A4
06/15/2022	2.980%	6,500,000	6,525,040
Series 2019-B Class A3
10/15/2022	2.220%	5,153,813	5,178,514

2	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2016-2 Class A
12/15/2027	2.030%	12,000,000	12,026,122
Series 2017-1 Class A
08/15/2028	2.620%	14,499,000	14,770,111
Series 2017-2 Class A
03/15/2029	2.360%	1,000,000	1,027,620
Ford Credit Floorplan Master Owner Trust A
Series 2018-3 Class A1
10/15/2023	3.520%	15,242,000	15,467,551
Foursight Capital Automobile Receivables Trust(a)
Series 2021-1 Class A2
08/15/2024	0.400%	12,000,000	12,004,103
Freed ABS Trust(a)
Series 2021-1CP Class A
03/20/2028	0.660%	6,654,697	6,651,169
GLS Auto Receivables Issuer Trust(a)
Series 2019-3A Class A
07/17/2023	2.580%	1,601,010	1,607,522
Series 2019-4A Class A
11/15/2023	2.470%	4,827,291	4,868,237
Series 2020-1A Class A
02/15/2024	2.170%	2,658,587	2,673,132
Series 2020-2A Class A
08/15/2024	1.580%	14,651,824	14,774,505
Series 2020-3A Class B
08/15/2024	1.380%	8,250,000	8,311,692
Subordinated Series 2019-3A Class B
06/17/2024	2.720%	10,000,000	10,188,077
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	4,750,000	4,861,766
Subordinated Series 2020-4A Class B
12/16/2024	0.870%	20,000,000	19,980,514
GM Financial Automobile Leasing Trust
Series 2019-1 Class A4
12/20/2022	3.080%	7,836,027	7,847,493
Series 2019-3 Class A4
07/20/2023	2.030%	5,300,000	5,349,851
Series 2020-2 Class A2A
10/20/2022	0.710%	1,043,155	1,045,399
Subordinated Series 2019-1 Class D
05/22/2023	3.950%	6,315,000	6,363,150
GM Financial Consumer Automobile Receivables Trust
Series 2018-3 Class A3
05/16/2023	3.020%	1,580,495	1,596,506
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2021-1 Class A2
06/15/2023	0.270%	5,000,000	4,993,972
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Harley-Davidson Motorcycle Trust
Series 2021-A Class A2
04/15/2024	0.220%	5,500,000	5,497,474
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	496,644	499,086
Series 2016-2A Class A
03/25/2022	2.950%	1,306,685	1,308,496
Honda Auto Receivables Owner Trust
Series 2019-1 Class A3
03/20/2023	2.830%	1,330,150	1,347,479
HPEFS Equipment Trust(a)
Series 2019-1A Class B
09/20/2029	2.320%	1,512,000	1,529,832
Series 2020-1A Class A2
02/20/2030	1.730%	1,326,262	1,331,193
Series 2020-2A Class A2
07/22/2030	0.650%	23,595,136	23,625,824
Hyundai Auto Receivables Trust
Series 2020-A Class A2
04/17/2023	1.510%	5,821,323	5,849,016
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	14,750,000	14,737,315
Kubota Credit Owner Trust(a)
Series 2018-1A Class A3
08/15/2022	3.100%	565,023	568,702
Series 2020-1A Class A2
12/15/2022	1.920%	4,332,629	4,357,228
Marlette Funding Trust(a)
Series 2019-2A Class A
07/16/2029	3.130%	538,263	541,607
Series 2020-1A Class A
03/15/2030	2.240%	4,425,272	4,438,636
Series 2020-2A Class A
09/16/2030	1.020%	2,024,882	2,027,303
Marlette Funding Trust(a),(b)
Series 2021-1A Class A
06/16/2031	0.600%	6,800,000	6,799,810
MMAF Equipment Finance LLC(a)
Series 2016-AA Class A4
01/17/2023	1.760%	135,221	135,681
Series 2017-B Class A4
11/15/2024	2.410%	1,200,000	1,215,898
Series 2020-A Class A2
04/09/2024	0.740%	1,196,546	1,199,024

Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	4,916,382	5,023,201
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2020-APT1 Class AT1
12/16/2052	1.035%	10,500,000	10,491,955
Subordinated Series 2020-APT1 Class DT1
12/16/2052	1.999%	3,750,000	3,747,161
NextGear Floorplan Master Owner Trust(a)
Series 2018-2A Class A2
10/16/2023	3.690%	12,325,000	12,519,355
Series 2019-1A Class A2
02/15/2024	3.210%	10,856,000	11,100,300
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	5,644,000	5,750,187
NextGear Floorplan Master Owner Trust(a),(c)
Series 2020-1A Class A1
1-month USD LIBOR + 0.800% 02/15/2025	0.907%	8,575,000	8,667,335
Nissan Auto Receivables Trust
Series 2020-A Class A2
12/15/2022	1.450%	3,407,053	3,416,809
NMEF Funding LLC(a)
Series 2019-A Class A
08/17/2026	2.730%	2,268,394	2,275,180
Series 2021-A Class A2
12/15/2027	0.810%	30,000,000	29,964,498
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	13,150,000	13,150,540
Octane Receivables Trust(a)
Series 2020-1A Class A
02/20/2025	1.710%	24,173,049	24,401,941
OneMain Direct Auto Receivables Trust(a)
Series 2018-1A Class A
12/16/2024	3.430%	10,726,305	10,790,265
Subordinated Series 2018-1A Class C
10/14/2025	3.850%	6,715,000	6,832,391
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	4,683,523	4,700,578
Pagaya AI Debt Selection Trust(a)
Series 2020-3 Class A
05/17/2027	2.100%	12,830,967	12,910,619
Series 2021-1 Class A
11/15/2027	1.180%	20,500,000	20,475,976
Prestige Auto Receivables Trust(a)
Subordinated Series 2019-1A Class B
01/16/2024	2.530%	8,371,000	8,454,443
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	716,346	718,887
Santander Drive Auto Receivables Trust
Series 2020-2 Class A2A
05/15/2023	0.620%	926,538	926,940
Series 2020-3 Class A2
09/15/2023	0.460%	5,331,548	5,335,084
Series 2021-1 Class A3
09/16/2024	0.320%	14,900,000	14,879,952
Subordinated Series 2018-1 Class C
03/15/2024	2.960%	561,970	562,599
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	11,417,000	11,690,653
SCF Equipment Leasing(a)
Series 2019-2A Class A1
06/20/2024	2.220%	3,281,804	3,306,629
SCF Equipment Leasing LLC(a)
Series 2020-1A Class A2
10/20/2025	0.680%	7,889,609	7,907,427
Series 2021-1A Class A2
08/20/2026	0.420%	15,700,000	15,681,439
SoFi Consumer Loan Program LLC(a),(d)
Subordinated Series 2016-5 Class B
09/25/2028	4.550%	882,255	888,929
SoFi Consumer Loan Program LLC(a)
Subordinated Series 2017-6 Class B
11/25/2026	3.520%	4,526,139	4,580,957
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	7,950,000	8,071,329
Series 2019-2 Class A
04/25/2028	3.010%	3,137,495	3,154,803
Series 2019-3 Class A
05/25/2028	2.900%	6,275,959	6,327,649
Series 2019-4 Class A
08/25/2028	2.450%	2,689,218	2,712,667
Series 2020-1 Class A
01/25/2029	2.020%	2,853,770	2,879,951
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	5,647,040	5,678,535
Toyota Auto Receivables Owner Trust
Series 2020-B Class A2
12/15/2022	1.380%	2,748,606	2,757,639
United Auto Credit Securitization Trust(a)
Series 2020-1 Class A
05/10/2022	0.850%	468,747	468,884

4	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1 Class B
11/10/2022	1.470%	6,000,000	6,019,981
Series 2021-1 Class A
07/10/2023	0.340%	11,432,685	11,432,017
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	4,543,259	4,606,823
Series 2021-ST2 Class A
04/20/2027	2.500%	2,805,356	2,833,209
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	10,174,500	10,253,744
Series 2021-1 Class A
03/20/2031	0.870%	9,482,642	9,476,894
Verizon Owner Trust
Series 2018-A Class A1A
04/20/2023	3.230%	2,995,833	3,023,838
Series 2019-C Class A1A
04/22/2024	1.940%	9,959,000	10,123,229
Series 2020-A Class A1A
07/22/2024	1.850%	10,000,000	10,195,228
Westlake Automobile Receivables Trust(a)
Series 2019-2A Class A2A
02/15/2023	2.570%	929,628	930,933
Series 2019-3A Class A2
02/15/2023	2.150%	4,061,427	4,075,203
Series 2020-2A Class A2A
02/15/2024	0.930%	11,038,517	11,069,791
Subordinated Series 2018-1A Class D
05/15/2023	3.410%	2,139,720	2,146,745
Subordinated Series 2018-3A Class C
10/16/2023	3.610%	1,867,781	1,877,156
Subordinated Series 2019-1A Class C
03/15/2024	3.450%	3,975,000	4,021,556
Subordinated Series 2019-2A Class C
07/15/2024	2.840%	12,400,000	12,635,631
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	10,000,000	10,088,844
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	72,253	72,290
Series 2018-B Class A4
06/17/2024	3.030%	1,750,000	1,794,745
Series 2018-D Class A3
04/15/2024	3.330%	1,613,871	1,642,519
Series 2020-A Class A3
01/17/2023	1.700%	8,125,000	8,264,068
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-A Class A2
02/15/2024	0.170%	6,000,000	5,998,462
Subordinated Series 2018-C Class A3
11/15/2023	3.130%	3,340,925	3,383,814
World Omni Automobile Lease Securitization Trust
Series 2019-B Class A3
11/15/2022	2.030%	12,000,000	12,132,857
World Omni Select Auto Trust
Series 2020-A Class A2
06/17/2024	0.470%	5,394,271	5,399,848
Total Asset-Backed Securities — Non-Agency (Cost $1,285,162,712)			1,284,317,850

Commercial Mortgage-Backed Securities - Non-Agency 0.5%

JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A2
06/15/2049	2.662%	641,554	648,686
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	1,007,903	1,011,262
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1 Class AAB
01/10/2045	3.187%	52,314	52,393
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	1,583,300	1,597,844
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.990%	11,000,000	10,965,735
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	3,692,084	3,712,317
Series 2012-C8 Class ASB
08/15/2045	2.559%	1,076,018	1,081,487
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $19,054,335)			19,069,724

Commercial Paper 0.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Environmental 0.6%
Waste Management, Inc.
Series 204-2
09/10/2021	0.340%	20,000,000	19,975,060
Total Commercial Paper (Cost $19,967,000)			19,975,060

Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes 51.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.0%
Boeing Co. (The)
02/04/2023	1.167%	16,190,000	16,255,606
General Dynamics Corp.(c)
3-month USD LIBOR + 0.380% 05/11/2021	0.583%	6,831,000	6,831,662
L3Harris Technologies, Inc.(c)
3-month USD LIBOR + 0.750% 03/10/2023	0.933%	5,219,000	5,256,299
L3Harris Technologies, Inc.
06/15/2023	3.850%	13,255,000	14,122,215
Northrop Grumman Corp.
08/01/2023	3.250%	11,128,000	11,848,079
Raytheon Technologies Corp.
12/15/2022	2.500%	18,470,000	19,004,736
Total			73,318,597
Automotive 0.8%
Toyota Motor Credit Corp.(c)
SOFR + 0.320% 04/06/2023	0.010%	30,000,000	30,033,447
Banking 17.7%
American Express Co.(c)
3-month USD LIBOR + 0.750% 08/03/2023	0.926%	21,153,000	21,395,461
Australia & New Zealand Banking Group Ltd.(a),(c)
3-month USD LIBOR + 0.580% 11/09/2022	0.771%	14,590,000	14,690,669
Bank of America Corp.(c)
3-month USD LIBOR + 1.000% 04/24/2023	1.176%	41,353,000	41,681,306
Bank of Montreal
Secured Overnight Financing Rate + 0.680% 03/10/2023	0.010%	22,792,000	22,969,633
Bank of New York Mellon Corp. (The)(c)
3-month USD LIBOR + 1.050% 10/30/2023	1.236%	23,992,000	24,301,338
Bank of Nova Scotia (The)(c)
SOFR + 0.550% 09/15/2023	0.010%	13,000,000	13,062,839
SOFR + 0.445% 04/15/2024	0.010%	25,000,000	25,008,592
Canadian Imperial Bank of Commerce(c)
3-month USD LIBOR + 0.720% 06/16/2022	0.910%	14,136,000	14,240,858
Citigroup, Inc.(c)
3-month USD LIBOR + 0.690% 10/27/2022	0.871%	35,246,000	35,475,900
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Bank of Australia(a),(c)
3-month USD LIBOR + 0.700% 03/10/2022	0.883%	7,883,000	7,925,038
Cooperatieve Rabobank UA(c)
3-month USD LIBOR + 0.480% 01/10/2023	0.668%	22,627,000	22,751,331
Discover Bank
02/06/2023	3.350%	18,000,000	18,833,108
DNB Bank ASA(a),(c)
3-month USD LIBOR + 0.620% 12/02/2022	0.808%	20,597,000	20,759,032
Goldman Sachs Group, Inc. (The)(c)
3-month USD LIBOR + 0.750% 02/23/2023	0.925%	36,449,000	36,723,313
HSBC Holdings PLC(e)
03/13/2023	3.262%	23,005,000	23,553,679
ING Bank NV(a)
08/15/2021	2.050%	6,000,000	6,030,840
JPMorgan Chase & Co.(e)
04/01/2023	3.207%	35,010,000	35,920,073
Lloyds Bank PLC
08/14/2022	2.250%	244,000	249,849
Morgan Stanley(e)
04/05/2024	0.731%	35,920,000	36,007,712
National Australia Bank Ltd.(a),(c)
3-month USD LIBOR + 0.410% 12/13/2022	0.594%	17,992,000	18,076,942
PNC Bank NA(c)
3-month USD LIBOR + 0.500% 07/27/2022	0.681%	19,223,000	19,324,415
Royal Bank of Canada(c)
3-month USD LIBOR + 0.360% 01/17/2023	0.550%	22,457,000	22,543,630
Skandinaviska Enskilda Banken AB(a),(c)
3-month USD LIBOR + 0.645% 12/12/2022	0.829%	16,860,000	16,990,185
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	20,295,000	20,374,084
Toronto-Dominion Bank (The)(c)
SOFR + 0.450% 09/28/2023	0.010%	23,500,000	23,590,101
Truist Bank(c)
3-month USD LIBOR + 0.590% 08/02/2022	0.766%	8,765,000	8,775,850
Truist Financial Corp.(c)
3-month USD LIBOR + 0.650% 04/01/2022	0.852%	11,570,000	11,624,734

6	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS AG(a)
02/09/2024	0.450%	20,675,000	20,562,880
US Bank NA(c)
3-month USD LIBOR + 0.180% 01/21/2022	0.366%	14,000,000	14,012,399
Wells Fargo & Co.(c)
3-month USD LIBOR + 1.230% 10/31/2023	1.416%	35,823,000	36,363,575
Westpac Banking Corp.(c)
3-month USD LIBOR + 0.390% 01/13/2023	0.578%	21,639,000	21,730,606
Total			655,549,972
Cable and Satellite 1.0%
Sky PLC(a)
11/26/2022	3.125%	18,202,000	18,975,010
Time Warner Cable LLC
09/01/2021	4.000%	15,919,000	15,960,450
Total			34,935,460
Chemicals 0.9%
DuPont de Nemours, Inc.(c)
3-month USD LIBOR + 1.110% 11/15/2023	1.304%	16,880,000	17,177,407
LYB International Finance III LLC(c)
3-month USD LIBOR + 1.000% 10/01/2023	1.202%	16,267,000	16,287,467
Total			33,464,874
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	21,125,000	21,119,348
John Deere Capital Corp.(c)
3-month USD LIBOR + 0.260% 09/10/2021	0.443%	6,621,000	6,625,850
3-month USD LIBOR + 0.490% 06/13/2022	0.674%	9,535,000	9,581,017
Total			37,326,215
Diversified Manufacturing 1.6%
General Electric Co.
10/09/2022	2.700%	20,495,000	21,175,229
Honeywell International, Inc.(c)
3-month USD LIBOR + 0.230% 08/19/2022	0.411%	18,247,000	18,248,876
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	20,000,000	20,036,487
Total			59,460,592
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 5.2%
American Electric Power Co., Inc.
12/15/2022	2.950%	11,430,000	11,806,555
11/01/2023	0.750%	10,000,000	10,004,683
CenterPoint Energy, Inc.
09/01/2022	2.500%	17,758,000	18,206,348
Consolidated Edison Co. of New York, Inc.(c)
3-month USD LIBOR + 0.400% 06/25/2021	0.601%	11,063,000	11,068,912
Dominion Energy, Inc.(c)
3-month USD LIBOR + 0.530% 09/15/2023	0.714%	10,000,000	10,011,970
DTE Energy Co.
11/01/2022	2.250%	15,860,000	16,278,175
Duke Energy Progress LLC(c)
3-month USD LIBOR + 0.180% 02/18/2022	0.369%	18,189,000	18,182,995
Eversource Energy
03/15/2022	2.750%	15,645,000	15,926,296
NextEra Energy Capital Holdings, Inc.
09/01/2022	1.950%	14,934,000	15,241,104
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.540% 03/01/2023	0.010%	7,405,000	7,423,060
PacifiCorp
02/01/2022	2.950%	6,508,000	6,593,505
PPL Capital Funding, Inc.
12/01/2022	3.500%	10,081,000	10,487,747
Public Service Enterprise Group, Inc.
11/15/2022	2.650%	15,583,000	16,083,476
Southern California Edison Co.(c)
3-month USD LIBOR + 0.270% 12/03/2021	0.454%	15,000,000	15,003,495
Southern Power Co.
12/15/2021	2.500%	9,900,000	10,016,648
Total			192,334,969
Food and Beverage 1.9%
Campbell Soup Co.
08/02/2022	2.500%	5,809,000	5,964,929
03/15/2023	3.650%	12,808,000	13,539,521
ConAgra Foods, Inc.
09/15/2022	3.250%	7,215,000	7,480,396
01/25/2023	3.200%	3,390,000	3,523,062
Diageo Investment Corp.
05/11/2022	2.875%	12,000,000	12,317,316
Mondelez International Holdings Netherlands BV(a)
10/28/2021	2.000%	8,192,000	8,247,800

Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.(c)
3-month USD LIBOR + 0.365% 05/02/2022	0.541%	10,875,000	10,908,746
Tyson Foods, Inc.
08/23/2021	2.250%	6,924,000	6,953,698
Total			68,935,468
Health Care 1.3%
Becton Dickinson and Co.(c)
3-month USD LIBOR + 1.030% 06/06/2022	1.206%	19,052,000	19,217,240
Cigna Corp.(c)
3-month USD LIBOR + 0.890% 07/15/2023	1.074%	21,227,000	21,479,267
CVS Health Corp.
12/01/2022	2.750%	7,300,000	7,529,117
Total			48,225,624
Healthcare Insurance 0.7%
Anthem, Inc.
12/01/2022	2.950%	19,712,000	20,461,443
UnitedHealth Group, Inc.
07/15/2022	3.350%	5,332,000	5,527,393
Total			25,988,836
Integrated Energy 1.4%
BP Capital Markets PLC
11/06/2022	2.500%	10,018,000	10,343,841
Cenovus Energy, Inc.
08/15/2022	3.000%	11,872,000	12,145,506
09/15/2023	3.800%	6,425,000	6,785,691
Chevron USA, Inc.(c)
3-month USD LIBOR + 0.110% 08/12/2022	0.311%	19,320,000	19,326,663
Exxon Mobil Corp.(c)
3-month USD LIBOR + 0.330% 08/16/2022	0.524%	2,300,000	2,307,625
Total			50,909,326
Life Insurance 1.8%
Five Corners Funding Trust(a)
11/15/2023	4.419%	3,190,000	3,495,713
Metropolitan Life Global Funding I(a)
06/17/2022	2.400%	20,000,000	20,472,268
New York Life Global Funding(a),(c)
SOFR + 0.220% 02/02/2023	0.230%	20,000,000	19,980,585
Pricoa Global Funding I(a)
09/21/2022	2.450%	1,815,000	1,868,215
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(a)
01/08/2024	0.500%	20,000,000	19,966,892
Total			65,783,673
Media and Entertainment 1.5%
Discovery Communications LLC
03/20/2023	2.950%	17,225,000	17,968,140
RELX Capital, Inc.
03/16/2023	3.500%	16,519,000	17,381,482
Walt Disney Co. (The)(c)
3-month USD LIBOR + 0.390% 03/04/2022	0.573%	18,624,000	18,680,122
3-month USD LIBOR + 0.390% 09/01/2022	0.581%	969,000	972,765
Total			55,002,509
Midstream 2.4%
Enbridge, Inc.(c)
SOFR + 0.400% 02/17/2023	0.010%	18,635,000	18,661,891
Enterprise Products Operating LLC
02/01/2022	3.500%	14,070,000	14,398,230
Kinder Morgan, Inc.
01/15/2023	3.150%	15,550,000	16,210,978
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	9,366,000	9,575,118
01/31/2023	2.850%	8,263,000	8,487,408
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	5,600,000	5,600,929
Williams Companies, Inc. (The)
03/15/2022	3.600%	13,145,000	13,435,383
08/15/2022	3.350%	3,898,000	4,008,950
Total			90,378,887
Natural Gas 0.3%
Southern California Gas Co.(c)
3-month USD LIBOR + 0.350% 09/14/2023	0.534%	12,622,000	12,625,907
Pharmaceuticals 2.1%
AbbVie, Inc.(c)
3-month USD LIBOR + 0.650% 11/21/2022	0.832%	22,735,000	22,879,242
Amgen, Inc.
05/11/2022	2.650%	17,205,000	17,588,278
Bristol-Myers Squibb Co.
11/13/2023	0.537%	15,000,000	15,014,706
Gilead Sciences, Inc.(c)
3-month USD LIBOR + 0.520% 09/29/2023	0.713%	16,000,000	16,016,059

8	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer, Inc.
12/15/2021	2.200%	6,200,000	6,274,940
Roche Holdings, Inc.(a)
01/28/2022	1.750%	1,000,000	1,010,029
Total			78,783,254
Property & Casualty 1.3%
American International Group, Inc.
02/15/2024	4.125%	17,885,000	19,558,066
Chubb INA Holdings, Inc.
11/03/2022	2.875%	20,188,000	20,894,344
Loews Corp.
05/15/2023	2.625%	7,775,000	8,085,062
Total			48,537,472
Railroads 0.5%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	6,905,000	6,930,341
Canadian National Railway Co.
11/15/2022	2.250%	6,175,000	6,316,396
Union Pacific Corp.
06/08/2023	3.500%	4,244,000	4,504,057
Total			17,750,794
Refining 0.3%
Phillips 66(c)
3-month USD LIBOR + 0.620% 02/15/2024	0.814%	12,000,000	12,019,937
Technology 3.2%
Apple, Inc.(c)
3-month USD LIBOR + 0.500% 02/09/2022	0.691%	11,459,000	11,501,085
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	18,350,000	19,654,428
Fidelity National Information Services, Inc.
03/01/2023	0.375%	10,000,000	9,983,820
International Business Machines Corp.
05/13/2022	2.850%	3,719,000	3,819,456
Microchip Technology, Inc.
06/01/2023	4.333%	13,338,000	14,299,356
Microchip Technology, Inc.(a)
02/15/2024	0.972%	5,500,000	5,496,257
NXP BV/Funding LLC(a)
09/01/2022	3.875%	15,753,000	16,420,448
Oracle Corp.
10/15/2022	2.500%	18,159,000	18,731,952
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QUALCOMM, Inc.(c)
3-month USD LIBOR + 0.730% 01/30/2023	0.916%	16,450,000	16,615,740
Total			116,522,542
Transportation Services 0.5%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	13,485,000	14,143,840
United Parcel Service, Inc.(c)
3-month USD LIBOR + 0.380% 05/16/2022	0.574%	5,000,000	5,014,743
Total			19,158,583
Wireless 0.8%
American Tower Corp.
01/31/2023	3.500%	10,183,000	10,721,007
Rogers Communications, Inc.(c)
3-month USD LIBOR + 0.600% 03/22/2022	0.787%	18,181,000	18,242,405
Total			28,963,412
Wirelines 1.6%
AT&T, Inc.
06/30/2022	3.000%	17,829,000	18,291,556
AT&T, Inc.(c)
SOFR + 0.640% 03/25/2024	0.010%	10,999,000	11,015,998
Verizon Communications, Inc.(c)
3-month USD LIBOR + 1.000% 03/16/2022	1.190%	17,285,000	17,417,141
SOFR + 0.500% 03/22/2024	0.010%	12,000,000	12,054,510
Total			58,779,205
Total Corporate Bonds & Notes (Cost $1,911,726,669)			1,914,789,555

Foreign Government Obligations(f) 0.9%

Canada 0.9%
Province of Ontario
06/29/2022	2.450%	17,000,000	17,434,090
Province of Quebec
01/31/2022	2.375%	16,601,000	16,865,519
Total			34,299,609
Total Foreign Government Obligations (Cost $34,211,272)			34,299,609

Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
1-year CMT + 2.255% Cap 11.173% 02/01/2036	2.380%	54,327	58,049
Federal National Mortgage Association(c)
12-month USD LIBOR + 2.130% Floor 2.130%, Cap 10.130% 03/01/2034	2.505%	111,710	111,282
Total Residential Mortgage-Backed Securities - Agency (Cost $165,130)			169,331

Residential Mortgage-Backed Securities - Non-Agency 7.4%

Bellemeade Re Ltd.(a),(c)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.406%	369,023	369,069
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.206%	768,181	768,220
CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.300% Floor 2.300% 08/26/2030	2.406%	3,178,543	3,179,641
CMO Series 2020-3A Class M1A
1-month USD LIBOR + 2.000% Floor 2.000% 10/25/2030	2.106%	9,800,000	9,845,645
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 03/25/2031	1.767%	16,000,000	16,000,064
BVRT Financing Trust(a),(c)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.610%	5,705,885	5,706,174
BVRT Financing Trust(a),(c),(g),(h)
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.566%	6,300,000	6,300,000
BVRT Financing Trust(a),(c),(h)
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.861%	5,206,002	5,206,002
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A1
07/25/2049	2.720%	3,030,490	3,080,145
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	1,050,125	1,067,254
CSMC Ltd.(a)
Subordinated CMO Series 2020-BPL2 Class A1
03/25/2026	3.453%	6,422,291	6,414,496
Deephaven Residential Mortgage Trust(a)
CMO Series 2020-2 Class A1
05/25/2065	1.692%	5,320,497	5,345,043
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.910%	5,891,199	5,894,785
Subordinated CMO Series 2020-DNA5 Class M1
30-day Average SOFR + 1.300% 10/25/2050	1.317%	2,600,128	2,602,232
Freddie Mac Structured Agency Credit Risk REMIC Trust(a),(c)
CMO Series 2021-DNA1 Class M1
30-day Average SOFR + 0.650% 01/25/2051	0.660%	3,750,000	3,750,000
Home Re Ltd.(a),(c)
CMO Series 2021-1 Class M1A
1-month USD LIBOR + 1.050% 07/25/2033	1.156%	17,250,000	17,227,163
Home RE Ltd.(a),(c)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2030	2.744%	14,250,000	14,287,961
Mello Warehouse Securitization Trust(a),(c)
CMO Series 2020-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2053	1.006%	20,000,000	20,038,792
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	3,977,771	3,988,762
Mortgage Repurchase Agreement Financing Trust(a),(c),(g),(h)
CMO Series 2021-1 Class A1
1-month USD LIBOR + 0.500% 03/10/2022	0.611%	25,000,000	25,000,000
MRA Issuance Trust(a),(c)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350% Floor 1.350% 07/15/2021	1.477%	30,000,000	30,008,544
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	4,387,667	4,423,246
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	6,257,326	6,324,935

10	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re V Ltd.(a),(c)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.543%	2,512,341	2,514,540
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2020-NPL3 Class A1
06/27/2060	3.105%	10,107,636	10,207,132
Radnor Re Ltd.(a),(c)
CMO Series 2019-2 Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 06/25/2029	1.306%	565,872	565,921
Station Place Securitization Trust(a),(c)
Subordinated CMO Series 2021-WL1 Class C
1-month USD LIBOR + 1.050% Floor 1.050% 01/26/2054	1.179%	4,500,000	4,500,976
Traingle Re Ltd.(a),(c)
CMO Series 2021-1 Class M1A
1-month USD LIBOR + 1.700% Floor 1.700% 08/25/2033	1.807%	30,000,000	29,947,383
VCAT LLC(a),(e)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	2,977,916	2,976,933
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	15,243,473	15,214,821
Verus Securitization Trust(a),(d)
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	1,626,690	1,664,091
CMO Series 2020-1 Class A1
01/25/2060	2.417%	2,298,845	2,333,871
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	7,710,752	7,745,987
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $274,055,741)			274,499,828

U.S. Government & Agency Obligations 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(c)
1-month USD LIBOR + -0.025% 05/28/2021	0.086%	13,000,000	13,000,228
1-month USD LIBOR + 0.160% 10/04/2021	0.271%	16,355,000	16,368,959
1-month USD LIBOR + 0.030% 11/02/2021	0.140%	8,279,000	8,278,278
1-month USD LIBOR + 0.260% 11/23/2021	0.370%	2,250,000	2,253,652
1-month USD LIBOR + 0.100% 12/23/2021	0.210%	3,000,000	3,002,655
SOFR + 0.190% 07/14/2022	0.200%	7,050,000	7,055,827
1-month USD LIBOR + 0.080% 09/06/2022	0.191%	22,130,000	22,162,300
Federal Farm Credit Banks Funding Corp.
03/13/2023	0.750%	2,137,000	2,156,000
Total U.S. Government & Agency Obligations (Cost $74,253,317)			74,277,899

U.S. Treasury Obligations 1.0%

U.S. Treasury
10/31/2021	1.500%	36,500,000	36,763,769
Total U.S. Treasury Obligations (Cost $36,764,294)			36,763,769

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(i),(j)	45,792,570	45,787,991
Total Money Market Funds (Cost $45,778,264)		45,787,991
Total Investments in Securities (Cost: $3,701,138,734)		3,703,950,616
Other Assets & Liabilities, Net		(3,920,916)
Net Assets		3,700,029,700

At April 30, 2021, securities and/or cash totaling $627,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,300)	06/2021	USD	(286,985,156)	189,042	—
U.S. Treasury 2-Year Note	(350)	06/2021	USD	(77,265,234)	—	(30,708)
Total					189,042	(30,708)
Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $1,592,488,932, which represents 43.04% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of April 30, 2021.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2021.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2021.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2021, the total value of these securities amounted to $31,300,000, which represents 0.85% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.054%
	71,788,081	1,517,433,461	(1,543,427,386)	(6,165)	45,787,991	1,241	70,044	45,792,570
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

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3QT103_07_L01_(06/21)